UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
_
811-07851

Franklin Fund Allocator Series
 (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,161.90 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Annualized
Expense
Ratio

$1,000 $1,154.10 $0.00 $1,025.21 $0.00 0.00%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,126.20 $0.00 $1,025.21 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.10 0.33
Net realized and unrealized gains (losses) ................................................ 1.57 0.45
Total from investment operations ......................................................... 1.67 0.78
Less distributions from:
Net investment income ............................................................... (0.18) (0.21)
Net realized gains .................................................................. — (—)
d
Total distributions .................................................................... (0.18) (0.21)
Net asset value, end of period ........................................................... $12.06 $10.57
Total return
e
........................................................................ 16.19% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction ......................... 0.12% 0.17%
Expenses net of waiver and payments by affiliates ............................................ 0.01% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .......................... —% —%
Net investment income ................................................................ 1.85% 3.44%
Supplemental data
Net assets, end of period (000’s) ......................................................... $142,491 $138,590
Portfolio turnover rate ................................................................. 55.41% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2021
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Air Freight & Logistics 0.4%
Hyundai Glovis Co. Ltd. ................................. South Korea 3,530 $ 598,735
Auto Components 0.5%
a
Hankook Tire & Technology Co. Ltd. ....................... South Korea 19,501 715,028
Automobiles 1.4%
Hero MotoCorp Ltd. ................................... India 8,177 364,638
Kia Motors Corp. ...................................... South Korea 12,995 952,554
b
Yadea Group Holdings Ltd., 144A, Reg S ................... China 282,000 733,373
2,050,565
Banks 8.6%
Al Rajhi Bank ........................................ Saudi Arabia 115,143 2,219,543
Bank of Beijing Co. Ltd., A ............................... China 211,600 155,507
BDO Unibank , Inc. .................................... Philippines 157,080 328,116
Chongqing Rural Commercial Bank Co. Ltd., H ............... China 610,000 262,330
a
Grupo Financiero Banorte SAB de CV, O .................... Mexico 145,500 720,565
Hana Financial Group, Inc. .............................. South Korea 70,995 2,070,198
Huaxia Bank Co. Ltd., A ................................ China 196,200 185,882
Industrial Bank Co. Ltd., A ............................... China 306,206 1,097,988
Kasikornbank PCL .................................... Thailand 83,700 353,571
KB Financial Group, Inc. ................................ South Korea 44,733 1,615,392
Masraf Al Rayan QSC .................................. Qatar 841,236 1,003,685
a,b
Moneta Money Bank A/S, 144A, Reg S ..................... Czech Republic 69,741 236,757
National Commercial Bank .............................. Saudi Arabia 95,280 1,068,207
Shinhan Financial Group Co. Ltd. ......................... South Korea 31,516 864,469
12,182,210
Beverages 0.1%
Chongqing Brewery Co. Ltd., A ........................... China 7,400 154,314
Biotechnology 0.2%
a,b
3SBio, Inc., 144A, Reg S ................................ China 316,000 293,758
Building Products 0.3%
China Lesso Group Holdings Ltd. ......................... China 262,000 434,656
Capital Markets 2.1%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 127,300 1,391,410
CSC Financial Co. Ltd., A ............................... China 30,500 189,224
GF Securities Co. Ltd., A ................................ China 91,600 225,418
GF Securities Co. Ltd., H ............................... China 324,800 473,311
Guotai Junan Securities Co. Ltd., A ........................ China 115,914 294,490
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 8,294 152,401
a
Noah Holdings Ltd., ADR ............................... China 6,300 299,880
3,026,134
Chemicals 1.4%
Advanced Petrochemical Co. ............................ Saudi Arabia 36,492 610,032
a
Kumho Petrochemical Co. Ltd. ........................... South Korea 4,715 1,035,911
b
PhosAgro PJSC, GDR, Reg S ............................ Russia 25,486 398,807
2,044,750
Commercial Services & Supplies 2.1%
b
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 28,869 125,383
Country Garden Services Holdings Co. Ltd. .................. China 322,000 2,617,134
S-1 Corp. ........................................... South Korea 3,247 234,095
2,976,612
Communications Equipment 0.5%
Accton Technology Corp. ................................ Taiwan 32,000 307,067

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
BYD Electronic International Co. Ltd. ....................... China 52,500 $ 361,581
668,648
Construction & Engineering 0.2%
a
DL E&C Co. Ltd. ...................................... South Korea 1,814 180,849
a
DL Holdings Co. Ltd. ................................... South Korea 1,446 78,616
259,465
Consumer Finance 1.4%
Krungthai Card PCL ................................... Thailand 148,200 320,751
a
Lufax Holding Ltd., ADR ................................ China 44,400 707,736
Muangthai Capital PCL ................................. Thailand 172,600 377,671
Samsung Card Co. Ltd. ................................. South Korea 7,450 197,548
Srisawad Corp. PCL ................................... Thailand 188,700 420,924
2,024,630
Electric Utilities 0.3%
Inter RAO UES PJSC .................................. Russia 6,967,000 480,037
Electrical Equipment 1.8%
Havells India Ltd. ..................................... India 51,650 739,619
WEG SA ............................................ Brazil 82,300 1,260,426
Zhuzhou CRRC Times Electric Co. Ltd., H ................... China 119,400 597,991
2,598,036
Electronic Equipment, Instruments & Components 2.0%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 410,000 1,630,061
Kingboard Holdings Ltd. ................................ China 163,000 664,240
Synnex Technology International Corp. ..................... Taiwan 257,000 414,032
Zhejiang Dahua Technology Co. Ltd., A ..................... China 45,900 173,429
2,881,762
Entertainment 2.8%
a
CD Projekt SA ........................................ Poland 7,477 609,817
NCSoft Corp. ........................................ South Korea 1,196 1,013,498
NetEase , Inc., ADR .................................... China 18,600 2,138,814
Wuhu Sanqi Interactive Entertainment Network Technology Group
Co. Ltd., A ......................................... China 32,900 164,996
3,927,125
Food & Staples Retailing 1.1%
Abdullah Al Othaim Markets Co. .......................... Saudi Arabia 10,989 360,372
BGF retail Co. Ltd. .................................... South Korea 1,439 218,213
BIM Birlesik Magazalar A/S .............................. Turkey 54,026 531,582
Clicks Group Ltd. ..................................... South Africa 28,541 468,912
1,579,079
Food Products 3.5%
b
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 532,000 320,421
Foshan Haitian Flavouring & Food Co. Ltd., A ................ China 29,900 914,194
Grupo Bimbo SAB de CV, A .............................. Mexico 408,400 767,038
Henan Shuanghui Investment & Development Co. Ltd., A ....... China 31,400 229,062
Nestle India Ltd. ...................................... India 4,382 1,024,364
Thai Union Group PCL, F ............................... Thailand 708,300 325,835
Tingyi Cayman Islands Holding Corp. ...................... China 506,000 1,005,456
Uni -President China Holdings Ltd. ......................... China 329,000 397,718
4,984,088

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................... China 13,100 $ 202,036
Indraprastha Gas Ltd. .................................. India 39,167 276,364
478,400
Health Care Equipment & Supplies 1.6%
Intco Medical Technology Co. Ltd., A ....................... China 4,700 171,233
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 11,100 771,784
a
Supermax Corp. Bhd. .................................. Malaysia 207,335 347,404
Top Glove Corp. Bhd. .................................. Malaysia 565,400 940,457
2,230,878
Hotels, Restaurants & Leisure 0.4%
Yum China Holdings, Inc. ............................... China 10,800 612,468
Household Durables 2.6%
a
Coway Co. Ltd. ....................................... South Korea 8,760 544,135
LG Electronics, Inc. .................................... South Korea 20,119 2,747,221
Nien Made Enterprise Co. Ltd. ........................... Taiwan 31,000 407,949
3,699,305
Household Products 0.7%
Unilever Indonesia Tbk . PT .............................. Indonesia 2,002,700 986,636
Independent Power and Renewable Electricity Producers 0.2%
Colbun SA .......................................... Chile 1,967,837 339,303
Industrial Conglomerates 0.2%
a
CJ Corp. ............................................ South Korea 2,990 251,606
Insurance 4.1%
a
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 11,160 341,581
DB Insurance Co. Ltd. .................................. South Korea 5,569 183,114
Fubon Financial Holding Co. Ltd. .......................... Taiwan 958,000 1,554,977
PICC Property & Casualty Co. Ltd., H ...................... China 1,522,000 1,105,608
Ping An Insurance Group Co. of China Ltd., A ................ China 163,600 2,006,950
Sul America SA ....................................... Brazil 80,115 584,414
5,776,644
Interactive Media & Services 7.4%
Autohome , Inc., ADR ................................... China 6,800 749,564
Momo , Inc., ADR ...................................... China 31,400 479,792
Tencent Holdings Ltd. .................................. China 105,100 9,364,879
10,594,235
Internet & Direct Marketing Retail 11.0%
a
Alibaba Group Holding Ltd., ADR ......................... China 36,900 9,366,327
a
JD.com, Inc., ADR ..................................... China 16,900 1,498,861
a,b
Meituan Dianping , B, Reg S ............................. China 41,600 1,918,176
Naspers Ltd., N ....................................... South Africa 4,241 981,048
a
Pinduoduo , Inc., ADR .................................. China 3,500 579,985
a
Vipshop Holdings Ltd., ADR ............................. China 46,700 1,280,514
15,624,911
IT Services 5.8%
HCL Technologies Ltd. ................................. India 73,668 921,579
Infosys Ltd. .......................................... India 145,517 2,469,126
b
Larsen & Toubro Infotech Ltd., 144A, Reg S ................. India 8,774 476,450
Tata Consultancy Services Ltd. ........................... India 68,417 2,914,913
Tech Mahindra Ltd. .................................... India 58,149 764,478
TravelSky Technology Ltd., H ............................ China 239,000 532,527

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Wipro Ltd. ........................................... India 39,605 $ 227,144
8,306,217
Leisure Products 0.1%
Giant Manufacturing Co. Ltd. ............................. Taiwan 21,000 203,680
Life Sciences Tools & Services 0.8%
Divi's Laboratories Ltd. ................................. India 14,541 670,744
b
Pharmaron Beijing Co. Ltd., H, 144A, Reg S ................. China 22,600 433,003
1,103,747
Machinery 1.1%
Haitian International Holdings Ltd. ......................... China 119,000 429,047
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 14,388 261,479
Sany Heavy Industry Co. Ltd., A .......................... China 94,800 594,013
Shenzhen Inovance Technology Co. Ltd., A .................. China 19,900 293,822
1,578,361
Metals & Mining 3.4%
China Hongqiao Group Ltd. .............................. China 421,000 371,697
Impala Platinum Holdings Ltd. ............................ South Africa 33,526 452,745
Kumba Iron Ore Ltd. ................................... South Africa 16,589 667,078
MMC Norilsk Nickel PJSC ............................... Russia 3,941 1,268,361
Polyus PJSC ......................................... Russia 5,262 1,001,016
Severstal PAO ....................................... Russia 39,561 656,380
Sibanye Stillwater Ltd. .................................. South Africa 106,207 403,172
4,820,449
Oil, Gas & Consumable Fuels 2.3%
China Shenhua Energy Co. Ltd., A ........................ China 82,600 223,066
China Shenhua Energy Co. Ltd., H ........................ China 859,500 1,587,675
Tatneft PJSC ......................................... Russia 201,582 1,295,077
United Tractors Tbk . PT ................................ Indonesia 81,800 132,816
3,238,634
Personal Products 1.4%
Colgate-Palmolive India Ltd. ............................. India 31,467 691,276
LG Household & Health Care Ltd. ......................... South Korea 373 519,335
Marico Ltd. .......................................... India 132,977 757,608
1,968,219
Pharmaceuticals 2.5%
Aurobindo Pharma Ltd. ................................. India 39,801 492,843
China Medical System Holdings Ltd. ....................... China 318,000 455,620
China Traditional Chinese Medicine Holdings Co. Ltd. .......... China 698,000 387,120
CSPC Pharmaceutical Group Ltd. ......................... China 767,600 780,351
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 59,740 960,915
Richter Gedeon Nyrt . .................................. Hungary 17,237 485,590
3,562,439
Real Estate Management & Development 2.0%
Agile Group Holdings Ltd. ............................... China 214,000 265,912
Aldar Properties PJSC ................................. United Arab
Emirates 1,318,541 1,249,206
Barwa Real Estate Co. ................................. Qatar 270,165 244,961
KWG Group Holdings Ltd. ............................... China 316,500 419,352
Logan Group Co. Ltd. .................................. China 256,000 382,108

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Ruentex Development Co. Ltd. ........................... Taiwan 150,500 $ 207,621
2,769,160
Semiconductors & Semiconductor Equipment 10.6%
Hangzhou First Applied Material Co. Ltd., A .................. China 10,060 155,252
LONGi Green Energy Technology Co. Ltd., A ................. China 55,000 914,894
Novatek Microelectronics Corp. ........................... Taiwan 95,000 1,331,693
Realtek Semiconductor Corp. ............................ Taiwan 40,000 643,247
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 451,000 9,527,928
United Microelectronics Corp. ............................ Taiwan 976,000 1,748,168
Vanguard International Semiconductor Corp. ................. Taiwan 153,000 607,202
Xinyi Solar Holdings Ltd. ................................ China 64,000 140,034
15,068,418
Software 0.1%
Hundsun Technologies, Inc., A ............................ China 12,656 190,501
Specialty Retail 1.3%
JUMBO SA .......................................... Greece 12,203 191,152
Mr Price Group Ltd. .................................... South Africa 68,873 782,578
b
Topsports International Holdings Ltd., 144A, Reg S ............ China 319,000 516,934
Zhongsheng Group Holdings Ltd. ......................... China 55,000 322,106
1,812,770
Technology Hardware, Storage & Peripherals 3.8%
Samsung Electronics Co. Ltd. ............................ South Korea 74,151 5,421,953
Textiles, Apparel & Luxury Goods 0.9%
Bosideng International Holdings Ltd. ....................... China 586,000 259,114
Page Industries Ltd. ................................... India 1,069 397,999
Pou Chen Corp. ...................................... Taiwan 615,000 613,559
1,270,672
Tobacco 0.6%
a,b
Smoore International Holdings Ltd., 144A, Reg S ............. China 93,000 916,002
Transportation Infrastructure 0.3%
International Container Terminal Services, Inc. ................ Philippines 67,610 166,536
Westports Holdings Bhd. ................................ Malaysia 224,100 237,552
404,088
Wireless Telecommunication Services 1.3%
MTN Group .......................................... South Africa 128,973 532,075
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 88,694 194,187
Vodacom Group Ltd. ................................... South Africa 136,601 1,114,256
1,840,518
Total Common Stocks (Cost $109,216,440) .....................................
138,949,846
Preferred Stocks 2.0%
Banks 1.5%
c
Itausa SA, 4.8% ...................................... Brazil 1,121,600 2,175,097
Electric Utilities 0.2%
c
Cia Paranaense de Energia , 3.78% ........................ Brazil 26,700 318,579

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Personal Products 0.3%
c
LG Household & Health Care Ltd., 1.58% ................... South Korea 537 $ 336,191
Total Preferred Stocks (Cost $3,685,825) .......................................
2,829,867
Total Long Term Investments (Cost $112,902,265) ...............................
141,779,713
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 736,982 736,982
Total Money Market Funds (Cost $736,982) .....................................
736,982
Total Short Term Investments (Cost $736,982 ) ..................................
736,982
a
Total Investments (Cost $113,639,247) 100.0% ..................................
$142,516,695
Other Assets, less Liabilities 0.0% .............................................
(25,455)
Net Assets 100.0% ...........................................................
$142,491,240
See Abbreviations on page 39 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $6,369,064, representing 4.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.13 0.25
Net realized and unrealized gains (losses) ................................................ 1.44 0.30
Total from investment operations ......................................................... 1.57 0.55
Less distributions from:
Net investment income ............................................................... (0.13) (0.24)
Net asset value, end of period ........................................................... $11.75 $10.31
Total return
d
........................................................................ 15.41% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 0.04% 0.08%
Expenses net of waiver and payments by affiliates ............................................ —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .......................... —%
f
—%
Net investment income ................................................................ 2.42% 2.57%
Supplemental data
Net assets, end of period (000’s) $308,564 $281,150
Portfolio turnover rate ................................................................. 40.44% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2021
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Air Freight & Logistics 1.2%
Deutsche Post AG ..................................... Germany 74,672 $ 3,688,279
Auto Components 0.6%
Cie Generale des Etablissements Michelin SCA .............. France 12,878 1,774,612
Automobiles 1.1%
Stellantis NV ......................................... United States 229,057 3,482,304
Banks 5.9%
Banco de Sabadell SA ................................. Spain 1,177,255 514,143
a
BNP Paribas SA ...................................... France 76,823 3,683,948
a
Credit Agricole SA ..................................... France 167,240 1,892,763
a
FinecoBank Banca Fineco SpA ........................... Italy 62,001 964,063
a
ING Groep NV ....................................... Netherlands 547,740 4,869,955
a
KBC Group NV ....................................... Belgium 18,813 1,311,862
a
Standard Chartered plc ................................. United Kingdom 59,394 359,362
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 153,700 4,775,202
18,371,298
Beverages 0.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 5,320 333,937
Biotechnology 1.2%
CSL Ltd. ............................................ Australia 13,511 2,800,939
a
Galapagos NV ....................................... Belgium 8,572 896,357
3,697,296
Building Products 1.7%
Geberit AG .......................................... Switzerland 7,216 4,416,425
a
Kingspan Group plc ................................... Ireland 10,733 727,124
5,143,549
Capital Markets 7.0%
Hargreaves Lansdown plc ............................... United Kingdom 64,909 1,512,213
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 83,500 5,338,409
Japan Exchange Group, Inc. ............................. Japan 45,300 1,057,550
Magellan Financial Group Ltd. ............................ Australia 23,882 867,643
Nomura Holdings, Inc. .................................. Japan 477,300 2,525,418
Partners Group Holding AG .............................. Switzerland 3,485 4,114,828
Singapore Exchange Ltd. ............................... Singapore 159,400 1,184,009
UBS Group AG ....................................... Switzerland 343,352 4,948,742
21,548,812
Chemicals 2.1%
b
Covestro AG, 144A, Reg S .............................. Germany 8,370 568,566
EMS- Chemie Holding AG ............................... Switzerland 1,665 1,570,340
Nitto Denko Corp. ..................................... Japan 32,700 2,964,009
Tosoh Corp. ......................................... Japan 55,300 948,268
Yara International ASA ................................. Brazil 7,256 337,400
6,388,583
Construction & Engineering 0.4%
Obayashi Corp. ....................................... Japan 133,200 1,115,711
Construction Materials 0.1%
Taiheiyo Cement Corp. ................................. Japan 12,500 311,213
Diversified Financial Services 3.9%
Investor AB, B ........................................ Sweden 56,991 4,179,452
a
Kinnevik AB, B ....................................... Sweden 44,153 2,165,707
M&G plc ............................................ United Kingdom 501,325 1,202,659

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd. ................... Japan 83,200 $ 407,113
ORIX Corp. .......................................... Japan 252,700 4,054,797
12,009,728
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG .................................. Germany 159,076 2,828,663
Electric Utilities 0.8%
Red Electrica Corp. SA ................................. Spain 85,835 1,629,759
Tohoku Electric Power Co., Inc. ........................... Japan 88,800 762,125
2,391,884
Electrical Equipment 3.6%
Mitsubishi Electric Corp. ................................ Japan 322,700 4,922,726
Schneider Electric SE .................................. France 42,469 6,215,541
11,138,267
Electronic Equipment, Instruments & Components 0.1%
Hitachi Ltd. .......................................... Japan 9,200 378,997
Entertainment 1.5%
Nintendo Co. Ltd. ..................................... Japan 7,500 4,317,265
Square Enix Holdings Co. Ltd. ............................ Japan 4,600 264,517
4,581,782
Equity Real Estate Investment Trusts (REITs) 1.4%
Gecina SA .......................................... France 2,084 296,070
Goodman Group ...................................... Australia 244,095 3,284,565
Klepierre SA ......................................... France 20,588 493,415
Suntec Real Estate Investment Trust ....................... Singapore 265,600 318,179
4,392,229
Food & Staples Retailing 3.1%
Cosmos Pharmaceutical Corp. ........................... Japan 4,100 625,120
Koninklijke Ahold Delhaize NV ............................ Netherlands 220,382 6,325,705
Seven & i Holdings Co. Ltd. .............................. Japan 39,900 1,523,702
Sundrug Co. Ltd. ...................................... Japan 10,400 412,611
Welcia Holdings Co. Ltd. ................................ Japan 19,000 643,691
9,530,829
Food Products 2.1%
a
a2 Milk Co. Ltd. (The) .................................. New Zealand 27,547 227,148
Calbee , Inc. ......................................... Japan 19,000 561,893
MEIJI Holdings Co. Ltd. ................................. Japan 24,100 1,645,065
Nestle SA ........................................... Switzerland 15,323 1,717,560
Toyo Suisan Kaisha Ltd. ................................ Japan 17,900 880,936
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 1,923,500 1,558,736
6,591,338
Gas Utilities 1.3%
Osaka Gas Co. Ltd. ................................... Japan 78,300 1,447,978
Toho Gas Co. Ltd. ..................................... Japan 14,400 846,519
Tokyo Gas Co. Ltd. .................................... Japan 75,700 1,658,793
3,953,290
Health Care Equipment & Supplies 3.6%
Coloplast A/S, B ...................................... Denmark 17,830 2,661,469
DiaSorin SpA ........................................ Italy 4,831 1,056,421
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 43,235 1,071,373

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Hoya Corp. .......................................... Japan 32,300 $ 4,132,911
a
Sonova Holding AG .................................... Switzerland 9,296 2,242,434
11,164,608
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 4,700 395,621
Household Durables 2.8%
a
Barratt Developments plc ............................... United Kingdom 186,049 1,620,228
Berkeley Group Holdings plc ............................. United Kingdom 24,302 1,389,764
Iida Group Holdings Co. Ltd. ............................. Japan 30,000 661,785
Persimmon plc ....................................... United Kingdom 59,144 2,058,634
Sekisui House Ltd. .................................... Japan 126,900 2,451,767
a
Taylor Wimpey plc ..................................... United Kingdom 171,547 342,364
8,524,542
Household Products 0.1%
Pigeon Corp. ......................................... Japan 7,400 332,963
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. .............................. United Kingdom 83,000 572,793
Insurance 2.6%
Admiral Group plc ..................................... United Kingdom 37,162 1,464,532
Aviva plc ............................................ United Kingdom 741,800 3,392,933
a
CNP Assurances ...................................... France 32,829 497,538
Direct Line Insurance Group plc .......................... United Kingdom 74,876 307,307
Japan Post Insurance Co. Ltd. ........................... Japan 47,300 929,032
NN Group NV ........................................ Netherlands 34,161 1,422,799
8,014,141
Interactive Media & Services 0.7%
a,b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 201,113 1,550,438
Kakaku.com, Inc. ..................................... Japan 26,900 779,092
2,329,530
Internet & Direct Marketing Retail 1.1%
a,b
Zalando SE, 144A, Reg S ............................... Germany 25,652 2,941,164
ZOZO, Inc. .......................................... Japan 21,600 604,865
3,546,029
IT Services 3.0%
Fujitsu Ltd. .......................................... Japan 38,600 5,890,356
NEC Corp. .......................................... Japan 9,400 511,443
Nomura Research Institute Ltd. ........................... Japan 57,100 1,923,379
Otsuka Corp. ........................................ Japan 20,900 1,052,335
9,377,513
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech ................................ France 5,106 2,137,665
Machinery 5.2%
Amada Co. Ltd. ....................................... Japan 40,300 453,732
Atlas Copco AB, A ..................................... Sweden 69,716 3,781,602
Atlas Copco AB, B ..................................... Sweden 31,452 1,472,302
Epiroc AB, A ......................................... Sweden 120,711 2,312,247
Epiroc AB, B ......................................... Sweden 71,907 1,233,996
GEA Group AG ....................................... Germany 8,339 288,117
Kone OYJ, B ......................................... Finland 26,297 2,068,046
Kurita Water Industries Ltd. .............................. Japan 9,600 389,666

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Schindler Holding AG .................................. Switzerland 2,423 $ 639,453
Schindler Holding AG .................................. Switzerland 4,030 1,060,062
Techtronic Industries Co. Ltd. ............................ Hong Kong 123,500 1,844,914
Yangzijiang Shipbuilding Holdings Ltd. ...................... China 511,400 377,617
15,921,754
Marine 0.8%
Kuehne + Nagel International AG ......................... Switzerland 10,573 2,405,814
Metals & Mining 5.3%
BHP Group plc ....................................... Australia 65,014 1,781,665
Evraz plc ........................................... Russia 102,379 699,982
Fortescue Metals Group Ltd. ............................. Australia 362,266 5,966,757
Rio Tinto Ltd. ........................................ Australia 53,518 4,479,107
Rio Tinto plc ......................................... Australia 44,188 3,352,295
16,279,806
Multiline Retail 0.9%
a
Next plc ............................................ United Kingdom 25,832 2,727,085
Multi-Utilities 0.9%
AGL Energy Ltd. ...................................... Australia 124,020 1,084,057
Veolia Environnement SA ............................... France 63,986 1,705,042
2,789,099
Oil, Gas & Consumable Fuels 3.5%
Equinor ASA ......................................... Norway 34,833 624,238
Galp Energia SGPS SA, B .............................. Portugal 33,427 335,498
Neste OYJ .......................................... Finland 17,555 1,236,534
OMV AG ............................................ Austria 11,189 469,492
Royal Dutch Shell plc, B ................................ Netherlands 265,369 4,624,814
TOTAL SE .......................................... France 84,944 3,580,108
10,870,684
Personal Products 1.5%
Unilever plc, (GBP Traded) .............................. United Kingdom 34,808 2,027,672
Unilever plc, (EUR Traded) .............................. United Kingdom 42,556 2,473,638
4,501,310
Pharmaceuticals 8.1%
Astellas Pharma, Inc. .................................. Japan 56,100 910,617
Bayer AG ........................................... Germany 13,976 845,833
Chugai Pharmaceutical Co. Ltd. .......................... Japan 6,600 345,373
Ipsen SA ............................................ France 2,934 255,957
Novartis AG ......................................... Switzerland 10,913 988,064
Novo Nordisk A/S, B ................................... Denmark 95,267 6,637,137
Orion OYJ, B ........................................ Finland 19,942 914,932
Otsuka Holdings Co. Ltd. ............................... Japan 38,600 1,648,276
Roche Holding AG .................................... Switzerland 28,293 9,763,708
Sanofi .............................................. France 16,724 1,572,799
Shionogi & Co. Ltd. .................................... Japan 5,200 282,308
a
Teva Pharmaceutical Industries Ltd., ADR ................... Israel 59,100 696,198
24,861,202
Professional Services 4.3%
Adecco Group AG ..................................... Switzerland 30,289 1,891,907
Nihon M&A Center, Inc. ................................. Japan 28,400 1,644,612
Persol Holdings Co. Ltd. ................................ Japan 25,100 470,768
a
Randstad NV ........................................ Netherlands 23,166 1,447,301

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Recruit Holdings Co. Ltd. ............................... Japan 42,100 $ 1,831,242
SGS SA ............................................ Switzerland 1,198 3,633,326
Wolters Kluwer NV .................................... Netherlands 27,325 2,270,349
13,189,505
Real Estate Management & Development 1.8%
Daito Trust Construction Co. Ltd. .......................... Japan 14,100 1,469,417
Kerry Properties Ltd. ................................... Hong Kong 130,000 336,463
Sun Hung Kai Properties Ltd. ............................ Hong Kong 246,500 3,367,288
Swire Pacific Ltd., A ................................... Hong Kong 56,000 349,981
5,523,149
Semiconductors & Semiconductor Equipment 2.2%
Tokyo Electron Ltd. .................................... Japan 17,800 6,768,501
Software 2.7%
a
Check Point Software Technologies Ltd. .................... Israel 15,400 1,967,196
Oracle Corp. Japan .................................... Japan 7,600 895,417
Sage Group plc (The) .................................. United Kingdom 165,314 1,331,065
SAP SE ............................................ Germany 22,194 2,816,038
Trend Micro, Inc. ...................................... Japan 27,100 1,491,449
8,501,165
Specialty Retail 1.9%
Industria de Diseno Textil SA ............................. Spain 41,304 1,224,953
a
Kingfisher plc ........................................ United Kingdom 411,267 1,561,194
Nitori Holdings Co. Ltd. ................................. Japan 16,300 3,234,947
6,021,094
Technology Hardware, Storage & Peripherals 0.8%
Logitech International SA ............................... Switzerland 22,894 2,377,605
Textiles, Apparel & Luxury Goods 0.8%
a
Burberry Group plc .................................... United Kingdom 36,840 863,378
Pandora A/S ......................................... Denmark 15,512 1,492,676
2,356,054
Tobacco 0.3%
Imperial Brands plc .................................... United Kingdom 53,746 1,078,729
Trading Companies & Distributors 0.4%
Ferguson plc ......................................... United States 9,620 1,116,926
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. .................................... Japan 20,300 358,113
Wireless Telecommunication Services 1.8%
KDDI Corp. .......................................... Japan 189,900 5,581,680
Total Common Stocks (Cost $253,574,225) .....................................
303,277,281
Preferred Stocks 0.2%
Chemicals 0.2%
c
FUCHS PETROLUB SE, 2.07% .......................... Germany 13,887 790,105
Total Preferred Stocks (Cost $615,605) .........................................
790,105
Total Long Term Investments (Cost $254,189,830) ...............................
304,067,386
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 1.2%
a a
Country Shares
a
Value
a
Money Market Funds 1.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 3,699,448 $ 3,699,448
Total Money Market Funds (Cost $3,699,448) ...................................
3,699,448
Total Short Term Investments (Cost $3,699,448 ) .................................
3,699,448
a
Total Investments (Cost $257,889,278) 99.7% ...................................
$307,766,834
Other Assets, less Liabilities 0.3% .............................................
796,829
Net Assets 100.0% ...........................................................
$308,563,663
See Abbreviations on page 39 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $6,618,904, representing 2.1% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended
July 31, 2020
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.10 0.21
Net realized and unrealized gains (losses) ................................................ 1.32 1.27
Total from investment operations ......................................................... 1.42 1.48
Less distributions from:
Net investment income ............................................................... (0.11) (0.17)
Net realized gains .................................................................. (0.07) —
Total distributions .................................................................... (0.18) (0.17)
Net asset value, end of period ........................................................... $12.55 $11.31
Total return
d
........................................................................ 12.62% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 0.01% 0.03%
Expenses net of waiver and payments by affiliates
f
........................................... —% —%
Net investment income ................................................................ 1.69% 2.12%
Supplemental data
Net assets, end of period (000’s) ......................................................... $777,662 $722,523
Portfolio turnover rate ................................................................. 40.98% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments (unaudited), January 31, 2021
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 0.6%
BWX Technologies, Inc. .............................................. 18,201 $ 981,398
Lockheed Martin Corp. ............................................... 12,773 4,110,607
5,092,005
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc. ............................... 30,938 2,769,570
FedEx Corp. ....................................................... 2,648 623,180
United Parcel Service, Inc., B .......................................... 26,391 4,090,605
7,483,355
Auto Components 0.1%
Gentex Corp. ...................................................... 32,468 1,073,067
Automobiles 0.5%
a
Tesla, Inc. ......................................................... 5,196 4,123,182
a
Banks 1.0%
Bank of America Corp. ............................................... 60,460 1,792,639
JPMorgan Chase & Co. ............................................... 36,640 4,714,469
Western Alliance Bancorp ............................................. 18,443 1,257,444
7,764,552
Beverages 0.7%
a
Boston Beer Co., Inc. (The), A .......................................... 1,695 1,554,128
a
Monster Beverage Corp. .............................................. 43,273 3,757,395
5,311,523
Biotechnology 4.1%
AbbVie, Inc. ....................................................... 58,795 6,025,312
a
Alexion Pharmaceuticals, Inc. .......................................... 7,283 1,116,702
Amgen, Inc. ....................................................... 19,833 4,788,281
a
Biogen, Inc. ....................................................... 18,098 5,114,676
Gilead Sciences, Inc. ................................................ 38,574 2,530,454
a
Regeneron Pharmaceuticals, Inc. ....................................... 4,690 2,363,010
a
Seagen , Inc. ....................................................... 18,307 3,007,291
a
United Therapeutics Corp. ............................................. 10,330 1,692,261
a
Vertex Pharmaceuticals, Inc. ........................................... 21,468 4,917,889
31,555,876
Building Products 1.0%
A O Smith Corp. .................................................... 26,533 1,440,742
Lennox International, Inc. ............................................. 7,382 2,033,667
Masco Corp. ....................................................... 58,470 3,175,506
Owens Corning ..................................................... 17,549 1,361,802
8,011,717
Capital Markets 8.7%
Evercore , Inc., A .................................................... 9,092 991,937
FactSet Research Systems, Inc. ........................................ 8,168 2,469,513
Goldman Sachs Group, Inc. (The) ....................................... 53,724 14,568,337
Invesco Ltd. ....................................................... 85,830 1,767,240
Lazard Ltd., A ...................................................... 23,113 952,256
MarketAxess Holdings, Inc. ............................................ 4,772 2,580,507
Moody's Corp. ...................................................... 35,462 9,442,112
Morgan Stanley ..................................................... 119,549 8,015,761
Morningstar, Inc. .................................................... 4,751 1,092,207
S&P Global, Inc. .................................................... 45,379 14,385,143
SEI Investments Co. ................................................. 25,905 1,369,079

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
State Street Corp. ................................................... 26,738 $ 1,871,660
T Rowe Price Group, Inc. ............................................. 51,669 8,085,165
67,590,917
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................................ 7,779 5,381,512
Commercial Services & Supplies 0.5%
Cintas Corp. ....................................................... 3,067 975,674
a
Copart , Inc. ........................................................ 9,365 1,027,809
Rollins, Inc. ........................................................ 49,086 1,768,078
3,771,561
Construction & Engineering 0.1%
Quanta Services, Inc. ................................................ 12,174 857,902
Consumer Finance 0.1%
SLM Corp. ........................................................ 82,847 1,149,916
Distributors 0.4%
Pool Corp. ........................................................ 8,491 3,007,342
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 9,041 767,943
a
Diversified Telecommunication Services 1.7%
AT&T, Inc. ......................................................... 51,959 1,487,586
Verizon Communications, Inc. .......................................... 215,073 11,775,247
13,262,833
Electric Utilities 0.3%
NRG Energy, Inc. ................................................... 59,352 2,457,766
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 8,859 1,065,206
Emerson Electric Co. ................................................ 19,588 1,554,308
Rockwell Automation, Inc. ............................................. 10,166 2,526,556
5,146,070
Electronic Equipment, Instruments & Components 0.5%
a
Arrow Electronics, Inc. ............................................... 17,034 1,663,029
Jabil, Inc. ......................................................... 20,551 850,195
SYNNEX Corp. ..................................................... 8,932 729,030
a
Vontier Corp. ....................................................... 28,386 920,558
4,162,812
Entertainment 2.1%
Activision Blizzard, Inc. ............................................... 27,909 2,539,719
Electronic Arts, Inc. .................................................. 32,331 4,629,799
a
Netflix, Inc. ........................................................ 5,127 2,729,563
a
Spotify Technology SA ................................................ 5,801 1,827,315
a
Walt Disney Co. (The) ................................................ 25,886 4,353,249
16,079,645
Equity Real Estate Investment Trusts (REITs) 2.9%
Boston Properties, Inc. ............................................... 36,983 3,375,439
Equity Commonwealth ............................................... 28,287 806,462
Gaming and Leisure Properties, Inc. ..................................... 45,925 1,888,895
Kimco Realty Corp. .................................................. 99,540 1,643,405

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage ..................................................... 34,479 $ 7,848,110
Simon Property Group, Inc. ............................................ 74,494 6,922,728
22,485,039
Food & Staples Retailing 1.5%
Kroger Co. (The) .................................................... 175,208 6,044,676
Walmart, Inc. ...................................................... 40,685 5,715,836
11,760,512
Food Products 0.1%
Flowers Foods, Inc. .................................................. 31,423 721,472
Gas Utilities 0.2%
UGI Corp. ......................................................... 50,154 1,805,043
Health Care Equipment & Supplies 3.1%
a
ABIOMED, Inc. ..................................................... 4,191 1,459,516
Danaher Corp. ..................................................... 22,932 5,454,147
a
Edwards Lifesciences Corp. ........................................... 36,092 2,980,477
a
IDEXX Laboratories, Inc. .............................................. 16,225 7,766,583
a
Quidel Corp. ....................................................... 5,498 1,379,833
ResMed , Inc. ...................................................... 3,446 694,610
West Pharmaceutical Services, Inc. ...................................... 15,342 4,594,776
24,329,942
Health Care Providers & Services 0.9%
Chemed Corp. ..................................................... 2,054 1,063,767
Cigna Corp. ....................................................... 6,786 1,472,901
CVS Health Corp. ................................................... 11,367 814,446
Humana, Inc. ...................................................... 2,339 896,094
UnitedHealth Group, Inc. .............................................. 4,973 1,658,893
Universal Health Services, Inc., B ....................................... 10,490 1,307,893
7,213,994
Health Care Technology 1.2%
Cerner Corp. ....................................................... 70,482 5,646,313
a
Veeva Systems, Inc., A ............................................... 12,890 3,563,312
9,209,625
Hotels, Restaurants & Leisure 0.9%
Domino's Pizza, Inc. ................................................. 8,885 3,294,202
Yum! Brands, Inc. ................................................... 35,932 3,646,739
6,940,941
Household Durables 0.5%
Lennar Corp., A ..................................................... 17,527 1,457,370
a
Mohawk Industries, Inc. ............................................... 7,881 1,131,712
PulteGroup, Inc. .................................................... 30,170 1,312,395
3,901,477
Household Products 3.1%
Clorox Co. (The) .................................................... 16,850 3,529,401
Colgate-Palmolive Co. ............................................... 177,935 13,878,930
Kimberly-Clark Corp. ................................................. 22,120 2,922,052
Procter & Gamble Co. (The) ........................................... 31,697 4,063,872
24,394,255

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp. ........................................................ 111,862 $ 2,233,884
Industrial Conglomerates 0.6%
3M Co. ........................................................... 27,417 4,816,070
Insurance 2.8%
Aflac, Inc. ......................................................... 157,596 7,120,187
First American Financial Corp. .......................................... 23,506 1,229,129
MetLife, Inc. ....................................................... 101,920 4,907,448
Prudential Financial, Inc. .............................................. 96,135 7,525,448
Unum Group ....................................................... 47,720 1,108,536
21,890,748
Interactive Media & Services 6.9%
a
Alphabet, Inc., A .................................................... 6,752 12,338,335
a
Alphabet, Inc., C .................................................... 12,195 22,386,849
a
Facebook, Inc., A ................................................... 72,113 18,628,951
53,354,135
Internet & Direct Marketing Retail 3.4%
a
Amazon.com, Inc. ................................................... 8,317 26,665,965
a
IT Services 1.5%
Accenture plc, A .................................................... 24,789 5,996,955
a
Concentrix Corp. .................................................... 8,932 955,009
a
VeriSign, Inc. ...................................................... 22,744 4,413,928
11,365,892
Leisure Products 0.4%
Brunswick Corp. .................................................... 17,455 1,509,159
Polaris, Inc. ........................................................ 13,014 1,518,344
3,027,503
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc. ............................................. 7,852 943,575
a
Mettler -Toledo International, Inc. ........................................ 4,805 5,612,720
PerkinElmer, Inc. .................................................... 24,595 3,617,187
Thermo Fisher Scientific, Inc. .......................................... 10,343 5,271,827
15,445,309
Machinery 2.0%
Cummins, Inc. ...................................................... 33,115 7,762,818
Graco , Inc. ........................................................ 35,946 2,478,117
Lincoln Electric Holdings, Inc. .......................................... 13,323 1,525,484
Otis Worldwide Corp. ................................................ 17,209 1,112,562
Snap-on, Inc. ...................................................... 8,605 1,548,814
Timken Co. (The) ................................................... 14,449 1,093,211
15,521,006
Media 0.2%
Comcast Corp., A ................................................... 26,456 1,311,424
Metals & Mining 0.6%
Nucor Corp. ....................................................... 24,525 1,195,103
Reliance Steel & Aluminum Co. ......................................... 14,833 1,721,815
Steel Dynamics, Inc. ................................................. 47,457 1,626,351
4,543,269

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Multiline Retail 0.9%
Dollar General Corp. ................................................. 6,346 $ 1,234,995
Target Corp. ....................................................... 33,385 6,048,361
7,283,356
Multi-Utilities 0.9%
DTE Energy Co. .................................................... 46,150 5,478,928
MDU Resources Group, Inc. ........................................... 49,075 1,290,182
6,769,110
Oil, Gas & Consumable Fuels 3.6%
Diamondback Energy, Inc. ............................................. 39,833 2,258,133
EOG Resources, Inc. ................................................ 139,142 7,090,676
Exxon Mobil Corp. ................................................... 353,448 15,848,608
Pioneer Natural Resources Co. ......................................... 12,404 1,499,644
Valero Energy Corp. ................................................. 19,366 1,092,823
27,789,884
Personal Products 0.1%
a
Herbalife Nutrition Ltd. ............................................... 20,169 1,027,812
a
Pharmaceuticals 2.8%
Eli Lilly and Co. ..................................................... 16,561 3,444,191
a
Jazz Pharmaceuticals plc ............................................. 9,409 1,463,100
Johnson & Johnson ................................................. 54,258 8,851,108
Merck & Co., Inc. ................................................... 91,006 7,013,832
Pfizer, Inc. ......................................................... 28,988 1,040,669
a
Viatris , Inc. ........................................................ 3,596 61,096
21,873,996
Professional Services 0.4%
ManpowerGroup , Inc. ................................................ 12,732 1,126,018
Robert Half International, Inc. .......................................... 26,359 1,779,233
2,905,251
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................................. 20,762 1,266,067
a
Road & Rail 1.0%
JB Hunt Transport Services, Inc. ........................................ 5,946 800,688
Knight-Swift Transportation Holdings, Inc. ................................. 29,953 1,198,120
Landstar System, Inc. ................................................ 9,251 1,289,590
Old Dominion Freight Line, Inc. ......................................... 21,624 4,195,056
7,483,454
Semiconductors & Semiconductor Equipment 6.0%
Intel Corp. ......................................................... 226,634 12,580,453
Maxim Integrated Products, Inc. ........................................ 9,393 823,860
NVIDIA Corp. ...................................................... 9,684 5,031,710
QUALCOMM, Inc. ................................................... 12,566 1,963,814
Skyworks Solutions, Inc. .............................................. 22,404 3,791,877
Teradyne, Inc. ...................................................... 34,873 3,957,388
Texas Instruments, Inc. ............................................... 112,788 18,687,844
46,836,946
Software 12.4%
a
Adobe, Inc. ........................................................ 29,154 13,374,980
a
Autodesk, Inc. ...................................................... 6,590 1,828,264
a
Cadence Design Systems, Inc. ......................................... 57,935 7,554,145

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Citrix Systems, Inc. .................................................. 26,258 $ 3,500,454
a
Fair Isaac Corp. .................................................... 4,123 1,855,803
a
Fortinet, Inc. ....................................................... 30,180 4,368,555
Intuit, Inc. ......................................................... 23,318 8,423,161
a
Manhattan Associates, Inc. ............................................ 13,822 1,565,065
Microsoft Corp. ..................................................... 198,751 46,102,282
Oracle Corp. ....................................................... 26,874 1,623,996
a
Synopsys, Inc. ..................................................... 21,949 5,606,872
a
Zoom Video Communications, Inc., A .................................... 1,427 530,944
96,334,521
Specialty Retail 4.4%
a
AutoNation, Inc. .................................................... 13,302 948,166
Best Buy Co., Inc. ................................................... 49,885 5,428,486
Dick's Sporting Goods, Inc. ............................................ 14,882 997,243
Home Depot, Inc. (The) ............................................... 35,467 9,605,173
Lowe's Cos., Inc. .................................................... 57,675 9,623,074
a
O'Reilly Automotive, Inc. .............................................. 3,927 1,670,821
Tractor Supply Co. .................................................. 26,424 3,745,338
Williams-Sonoma, Inc. ............................................... 16,922 2,181,584
34,199,885
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. ........................................................ 272,950 36,018,482
Textiles, Apparel & Luxury Goods 0.1%
a
Lululemon Athletica, Inc. .............................................. 2,505 823,343
a
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. ............................................... 75,910 889,665
Tobacco 0.3%
Philip Morris International, Inc. ......................................... 31,168 2,482,531
Trading Companies & Distributors 1.1%
Fastenal Co. ....................................................... 79,175 3,609,588
MSC Industrial Direct Co., Inc., A ........................................ 10,024 777,562
Watsco , Inc. ....................................................... 7,269 1,733,584
WW Grainger, Inc. ................................................... 5,816 2,119,292
8,240,026
Total Common Stocks (Cost $613,496,226) .....................................
769,213,330
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 7,550,453 7,550,453
Total Money Market Funds (Cost $7,550,453) ...................................
7,550,453
Total Short Term Investments (Cost $7,550,453 ) .................................
7,550,453
a
Total Investments (Cost $621,046,679) 99.9% ...................................
$776,763,783
Other Assets, less Liabilities 0.1% .............................................
898,610
Net Assets 100.0% ...........................................................
$777,662,393

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 39 .
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $112,902,265 $254,189,830 $613,496,226
Cost - Non-controlled affiliates (Note 3 d ) ...................... 736,982 3,699,448 7,550,453
Value - Unaffiliated issuers ................................ $141,779,713 $304,067,386 $769,213,330
Value - Non-controlled affiliates (Note 3 d ) ..................... 736,982 3,699,448 7,550,453
Cash .................................................. — — 31,789
Foreign currency, at value (cost $11,853, $1,630 and $– respectively) .. 11,517 1,629 —
Receivables:
Investment securities sold ................................. — 4,941,534 —
Capital shares sold ...................................... 50,000 82,000 172,899
Dividends and interest ................................... 386,131 884,199 674,241
Affiliates .............................................. 49,131 32,733 40,969
Total assets ........................................ 143,013,474 313,708,929 777,683,681
Liabilities:
Payables:
Investment securities purchased ............................ — 4,897 —
Capital shares redeemed ................................. — 5,109,129 —
Reports to shareholders .................................. 576 848 5,289
Professional fees ....................................... 18,707 22,281 15,999
Funds advanced by custodian ............................... 916 490 —
Deferred tax ............................................. 491,381 — —
Accrued expenses and other liabilities ......................... 10,654 7,621 —
Total liabilities ....................................... 522,234 5,145,266 21,288
Net assets, at value ............................... $142,491,240 $308,563,663 $777,662,393
Net assets consist of:
Paid-in capital ........................................... $125,173,794 $266,346,634 $614,282,154
Total distributable earnings (losses) ........................... 17,317,446 42,217,029 163,380,239
Net assets, at value ............................... $142,491,240 $308,563,663 $777,662,393
Shares outstanding ....................................... 11,818,506 26,269,569 61,951,074
Net asset value per share .................................. $12.06 $11.75 $12.55

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the period ended January 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $183,402, $317,135 and $–, respectively)
Unaffiliated issuers ...................................... $1,293,242 $3,647,884 $5,677,457
Unaffiliated issuers:
Non-cash dividends .................................... — — 638,710
Other income
a
........................................... 3,689 6,139 14,347
Total investment income ................................. 1,296,931 3,654,023 6,330,514
Expenses:
Custodian fees (Note 4 ) .................................... 37,362 9,686 2,534
Reports to shareholders .................................... 1,697 1,859 2,947
Registration and filing fees .................................. 239 141 141
Professional fees ......................................... 41,446 39,737 32,652
Trustees' fees and expenses ................................ 197 364 924
Pricing fees ............................................. 2,831 2,885 1,323
Other .................................................. 401 792 717
Total expenses ....................................... 84,173 55,464 41,238
Expense reductions (Note 4 ) ............................. (4,562) (3,649) (3,951)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ........... (79,611) (51,815) (37,287)
Net expenses ....................................... — — —
Net investment income .............................. 1,296,931 3,654,023 6,330,514
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $160,881, $– and $– respectively)
Unaffiliated issuers .................................... 2,304,833 339,041 16,192,544
Foreign currency transactions .............................. 36,213 (17,273) —
Net realized gain (loss) ................................ 2,341,046 321,768 16,192,544
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 17,567,327 38,882,246 66,952,180
Translation of other assets and liabilities denominated in foreign currencies ........................................... (3,026) 3,745 —
Change in deferred taxes on unrealized appreciation ............. (431,422) — —
Net change in unrealized appreciation (depreciation) .......... 17,132,879 38,885,991 66,952,180
Net realized and unrealized gain (loss) .......................... 19,473,925 39,207,759 83,144,724
Net increase (decrease) in net assets resulting from operations ........ $20,770,856 $42,861,782 $89,475,238
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
a
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,296,931 $3,861,868 $3,654,023 $6,044,017
Net realized gain (loss) ............ 2,341,046 (13,151,577) 321,768 (7,815,898)
Net change in unrealized appreciation
(depreciation) ................. 17,132,879 11,244,781 38,885,991 11,010,006
Net increase (decrease) in net
assets resulting from operations . 20,770,856 1,955,072 42,861,782 9,238,125
Distributions to shareholders ......... (2,360,123) (3,048,359) (3,629,858) (6,253,020)
Capital share transactions (Note 2 ) ..... (14,509,977) 139,683,771 (11,818,489) 278,165,123
Net increase (decrease) in net
assets ..................... 3,900,756 138,590,484 27,413,435 281,150,228
Net assets:
Beginning of period ................ 138,590,484 — 281,150,228 —
End of period ..................... $142,491,240 $138,590,484 $308,563,663 $281,150,228
a
For the period August 19, 2019 (effective date) to July 31, 2020.

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
b
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,330,514 $10,545,470
Net realized gain (loss) ................................................. 16,192,544 (5,523,681)
Net change in unrealized appreciation (depreciation) ........................... 66,952,180 88,764,924
Net increase (decrease) in net assets resulting from operations ................ 89,475,238 93,786,713
Distributions to shareholders .............................................. (10,860,063) (9,021,649)
Capital share transactions (Note 2 ) .......................................... (23,475,822) 637,757,976
Net increase (decrease) in net assets ................................... 55,139,353 722,523,040
Net assets:
Beginning of period ..................................................... 722,523,040 —
End of period .......................................................... $777,662,393 $722,523,040
b
For the period August 1, 2019 (commencement of operations) to July 31, 2020.

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-one
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP).
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Financial Statements

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Semiannual Report
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Semiannual Report
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Six Months ended January 31, 2021
Shares sold ................................... 275,400 $2,913,971 196,205 $2,117,908
Shares issued in reinvestment of distributions .......... 222,940 2,360,123 341,395 3,629,858
Shares redeemed ............................... (1,797,661) (19,784,071) (1,543,713) (17,566,255)
Net increase (decrease) .......................... (1,299,321) $(14,509,977) (1,006,113) $(11,818,489)
Year ended July 31, 2020
a
Shares sold ................................... 17,587,033 $181,725,321 30,705,087 $313,020,901
Shares issued in reinvestment of distributions .......... 327,184 3,039,459 626,647 6,232,520
Shares redeemed ............................... (4,796,390) (45,081,009) (4,056,052) (41,088,298)
Net increase (decrease) .......................... 13,117,827 $139,683,771 27,275,682 $278,165,123
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Six Months ended January 31, 2021
Shares sold ................................... 481,900 $5,747,206
Shares issued in reinvestment of distributions .......... 911,848 10,860,063
Shares redeemed ............................... (3,325,675) (40,083,091)
Net increase (decrease) .......................... (1,931,927) $(23,475,822)
Year ended July 31, 2020
b
Shares sold ................................... 66,744,892 $668,243,661
Shares issued in reinvestment of distributions .......... 898,807 9,006,529
Shares redeemed ............................... (3,760,698) (39,492,214)
Net increase (decrease) .......................... 63,883,001 $637,757,976
a
For the period August 19, 2019 (effective date) to July 31, 2020.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
b
For the period August 1, 2019 (commencement of operations) to July 31, 2020.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the
Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended January 31, 2021, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $769,974 $26,859,012 $(26,892,004) $— $— $736,982 736,982 $—
Total Affiliated Securities .... $769,974 $26,859,012 $(26,892,004) $— $— $736,982 $—
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended January 31, 2021, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At January 31, 2021, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,295,841 $8,138,861 $(7,735,254) $— $— $3,699,448 3,699,448 $—
Total Affiliated Securities .... $3,295,841 $8,138,861 $(7,735,254) $— $— $3,699,448 $—
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $7,725,842 $20,916,470 $(21,091,859) $— $— $7,550,453 7,550,453 $—
Total Affiliated Securities .... $7,725,842 $20,916,470 $(21,091,859) $— $— $7,550,453 $—
Shares
Percentage of
Outstanding Shares
Franklin Emerging Market Core Equity (IU) Fund
Franklin Conservative Allocation Fund 1,386,396 11.7%
Franklin Moderate Allocation Fund 3,523,456 29.8%
Franklin Growth Allocation Fund 3,627,891 30.7%
Franklin International Core Equity (IU) Fund
Franklin Conservative Allocation Fund 3,449,662 13.1%
Franklin Moderate Allocation Fund 8,556,301 32.6%
Franklin Growth Allocation Fund 8,175,179 31.1%
Franklin U.S. Core Equity (IU) Fund
Franklin Conservative Allocation Fund 9,095,996 14.7%
Franklin Moderate Allocation Fund 20,624,325 33.3%
Franklin Growth Allocation Fund 17,936,213 29.0%
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended January 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2020, Franklin Emerging Market Core Equity (IU) Fund deferred losses of
$11,428,854.
At January 31, 2021 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, passive foreign investment company shares, corporate actions, and wash sales.
6. Investment Transactions
Purchases and sales of investments for the year ended January 31, 2021, were as follows:
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 6,385,423 $ 3,885,531
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $115,775,146 $260,168,927 $622,682,470
Unrealized appreciation ..................... $32,446,842 $56,017,928 $163,282,194
Unrealized depreciation ..................... (5,705,293) (8,420,022) (9,200,880)
Net unrealized appreciation (depreciation) ....... $26,741,549 $47,597,906 $154,081,314
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $75,419,987 $117,110,159 $297,605,487
Sales .................................. $90,964,630 $127,359,830 $320,632,620

Franklin Fund Allocator Series
Notes to Financial Statements

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Semiannual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 598,735 $ — $ 598,735
Auto Components ...................... — 715,028 — 715,028
Automobiles .......................... — 2,050,565 — 2,050,565
Banks ............................... 720,565 11,461,645 — 12,182,210
Beverages ........................... — 154,314 — 154,314
Biotechnology ......................... — 293,758 — 293,758
Building Products ...................... — 434,656 — 434,656
Capital Markets ........................ 1,691,290 1,334,844 — 3,026,134
Chemicals ........................... — 2,044,750 — 2,044,750
Commercial Services & Supplies ........... — 2,976,612 — 2,976,612
Communications Equipment .............. — 668,648 — 668,648
Construction & Engineering ............... 180,849 78,616 — 259,465
Consumer Finance ..................... 707,736 1,316,894 — 2,024,630
Electric Utilities ........................ — 480,037 — 480,037
Electrical Equipment .................... 1,260,426 1,337,610 — 2,598,036
Electronic Equipment, Instruments &
Components ........................ — 2,881,762 — 2,881,762

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Entertainment ......................... $ 2,138,814 $ 1,788,311 $ — $ 3,927,125
Food & Staples Retailing ................. 468,912 1,110,167 — 1,579,079
Food Products ........................ 767,038 4,217,050 — 4,984,088
Gas Utilities .......................... — 478,400 — 478,400
Health Care Equipment & Supplies ......... 171,233 2,059,645 — 2,230,878
Hotels, Restaurants & Leisure ............. 612,468 — — 612,468
Household Durables .................... — 3,699,305 — 3,699,305
Household Products .................... — 986,636 — 986,636
Independent Power and Renewable Electricity
Producers .......................... 339,303 — — 339,303
Industrial Conglomerates ................ — 251,606 — 251,606
Insurance ............................ 584,414 5,192,230 — 5,776,644
Interactive Media & Services .............. 1,229,356 9,364,879 — 10,594,235
Internet & Direct Marketing Retail .......... 12,725,687 2,899,224 — 15,624,911
IT Services ........................... — 8,306,217 — 8,306,217
Leisure Products ....................... — 203,680 — 203,680
Life Sciences Tools & Services ............ — 1,103,747 — 1,103,747
Machinery ............................ — 1,578,361 — 1,578,361
Metals & Mining ....................... 667,078 4,153,371 — 4,820,449
Oil, Gas & Consumable Fuels ............. — 3,238,634 — 3,238,634
Personal Products ..................... — 1,968,219 — 1,968,219
Pharmaceuticals ....................... — 3,562,439 — 3,562,439
Real Estate Management & Development .... — 2,769,160 — 2,769,160
Semiconductors & Semiconductor Equipment . — 15,068,418 — 15,068,418
Software ............................. — 190,501 — 190,501
Specialty Retail ........................ — 1,812,770 — 1,812,770
Technology Hardware, Storage & Peripherals . — 5,421,953 — 5,421,953
Textiles, Apparel & Luxury Goods .......... — 1,270,672 — 1,270,672
Tobacco ............................. — 916,002 — 916,002
Transportation Infrastructure .............. — 404,088 — 404,088
Wireless Telecommunication Services ....... — 1,840,518 — 1,840,518
Preferred Stocks :
Banks ............................... 2,175,097 — — 2,175,097
Electric Utilities ........................ 318,579 — — 318,579
Personal Products ..................... — 336,191 — 336,191
Short Term Investments ................... 736,982 — — 736,982
Total Investments in Securities ........... $27,495,827 $115,020,868 $— $142,516,695
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 3,688,279 — 3,688,279
Auto Components ...................... — 1,774,612 — 1,774,612
Automobiles .......................... 3,482,304 — — 3,482,304
Banks ............................... — 18,371,298 — 18,371,298
Beverages ........................... — 333,937 — 333,937
Biotechnology ......................... — 3,697,296 — 3,697,296
Building Products ...................... 727,124 4,416,425 — 5,143,549
Capital Markets ........................ — 21,548,812 — 21,548,812
Chemicals ........................... — 6,388,583 — 6,388,583
Construction & Engineering ............... — 1,115,711 — 1,115,711
Construction Materials .................. — 311,213 — 311,213
Diversified Financial Services ............. — 12,009,728 — 12,009,728
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Diversified Telecommunication Services ..... $ — $ 2,828,663 $ — $ 2,828,663
Electric Utilities ........................ — 2,391,884 — 2,391,884
Electrical Equipment .................... — 11,138,267 — 11,138,267
Electronic Equipment, Instruments &
Components ........................ — 378,997 — 378,997
Entertainment ......................... — 4,581,782 — 4,581,782
Equity Real Estate Investment Trusts (REITs) . — 4,392,229 — 4,392,229
Food & Staples Retailing ................. — 9,530,829 — 9,530,829
Food Products ........................ — 6,591,338 — 6,591,338
Gas Utilities .......................... — 3,953,290 — 3,953,290
Health Care Equipment & Supplies ......... — 11,164,608 — 11,164,608
Health Care Technology ................. — 395,621 — 395,621
Household Durables .................... — 8,524,542 — 8,524,542
Household Products .................... — 332,963 — 332,963
Industrial Conglomerates ................ — 572,793 — 572,793
Insurance ............................ — 8,014,141 — 8,014,141
Interactive Media & Services .............. — 2,329,530 — 2,329,530
Internet & Direct Marketing Retail .......... — 3,546,029 — 3,546,029
IT Services ........................... — 9,377,513 — 9,377,513
Life Sciences Tools & Services ............ 2,137,665 — — 2,137,665
Machinery ............................ — 15,921,754 — 15,921,754
Marine .............................. — 2,405,814 — 2,405,814
Metals & Mining ....................... — 16,279,806 — 16,279,806
Multiline Retail ........................ — 2,727,085 — 2,727,085
Multi-Utilities .......................... — 2,789,099 — 2,789,099
Oil, Gas & Consumable Fuels ............. — 10,870,684 — 10,870,684
Personal Products ..................... 2,473,638 2,027,672 — 4,501,310
Pharmaceuticals ....................... 696,198 24,165,004 — 24,861,202
Professional Services ................... — 13,189,505 — 13,189,505
Real Estate Management & Development .... — 5,523,149 — 5,523,149
Semiconductors & Semiconductor Equipment . — 6,768,501 — 6,768,501
Software ............................. 1,967,196 6,533,969 — 8,501,165
Specialty Retail ........................ — 6,021,094 — 6,021,094
Technology Hardware, Storage & Peripherals . — 2,377,605 — 2,377,605
Textiles, Apparel & Luxury Goods .......... — 2,356,054 — 2,356,054
Tobacco ............................. — 1,078,729 — 1,078,729
Trading Companies & Distributors .......... — 1,116,926 — 1,116,926
Transportation Infrastructure .............. — 358,113 — 358,113
Wireless Telecommunication Services ....... — 5,581,680 — 5,581,680
Preferred Stocks ........................ — 790,105 — 790,105
Short Term Investments ................... 3,699,448 — — 3,699,448
Total Investments in Securities ........... $15,183,573 $292,583,261 $— $307,766,834
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 769,213,330 — — 769,213,330
Short Term Investments ................... 7,550,453 — — 7,550,453
Total Investments in Securities ........... $776,763,783 $— $— $776,763,783
a
For detailed categories, see the accompanying Statement of Investments.
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Semiannual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At July 31, 2020, more than 50% of the total assets of the Funds listed below were invested in securities of foreign issuers.
In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on September 30, 2020, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Franklin Emerging Market Core Equity IU Fund $0.0361 $0.3412 $0.2028
Franklin International Core Equity IU Fund
$0.0174 $0.2546 $0.2003

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust's investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust's complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust's
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission's website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
 (b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By __ S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _ S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date March 26, 2021

By __S\ROBERT G. KUBILIS ______________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date March 26, 2021